Finance Lease (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Finance Lease [Abstract]
Gross finance lease obligation	$ 157,047	$ 210,891
Less: Discount on finance lease obligation	13,173	23,141
Total capital lease obligation	143,874	187,750
Less: Current portion of finance lease obligation	46,555	43,877
Net present value of finance lease obligation, net of current portion	$ 97,319	$ 143,873